MINERAL PROPERTIES, PLANT AND EQUIPMENT (Narrative) (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 06, 2022 USD ($) shares	Aug. 31, 2023 USD ($)	Jan. 17, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018 USD ($)	Sep. 09, 2022	Jul. 06, 2022 $ / shares	Jul. 06, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Royalty expense for environmental royalty				$ 1,026	$ 938
Other non-current non-financial assets				21,670	565
Exploration, evaluation and development				15,113	16,186
Terronera [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other non-current non-financial assets				$ 20,952	12,316
La Sanguijuela Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired				100.00%
Acquisition period for exploration and evaluation properties				4 years
Payments for exploration and development				$ 550
Exploration Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and development				80,231	80,155
Development Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition costs for exploration and development				59,682	26,669
Pitarrilla Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total consideration			$ 70,000
Consideration paid in shares			35,000						$ 25,590
Consideration in cash	$ 35,100		$ 35,000
Net smelter royalty			1.25%
Issued on acquistion of mineral properties, net (shares) | shares	8,577,380
Share price on date of acquisition | $ / shares								$ 3.89
Deemed value of common shares issued	$ 34,900
Paloma Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired						70.00%
Written off carrying value of property				435
Paloma Properties [Member] | First Acquisition Term [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired						51.00%
Payments for exploration and development						$ 750
Exploration, evaluation and development						$ 5,000
Paloma Properties [Member] | Second Acquisition Term [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of interests acquired						70.00%
Calicanto Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gain on disposal				$ 6,990,000
Percentage of interests sold		1.00%
Consideration in cash		$ 7,500,000
El Compas, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gain on disposal					2,733
Percentage of interests sold							100.00%
Proceeds from disposal of mining assets					$ 1,149